Loans payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of changes on loans [Abstract]
Total of Loans	$ 227,971	$ 0
Borrowings incurred	261,000
Borrowing acquired through business combination with Nexus	95
Borrowings repaid	(35,000)
Debit issuance costs incurred on loans	(3,636)
Debit issuance costs amortization on loans	2,004
Loans interest expense raised	10,020
Loans interest repaid	(6,502)
Currency translation adjustment on loans	(10)
Current loans	78,518	0
Non-current loans	149,453	$ 0
Assets under management	$ 20,000,000